Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Pyxis Tankers Inc.
Entity Central Index Key	0001640043
Trading Symbol	PXS
Document Type	F-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	false